Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	May 31, 2017 CNY (¥)
Debt Disclosure [Line Items]
Short term borrowings payable to banks		¥ 419,950	¥ 127,900
Current portion of long-term borrowings	$ 6,897	60,000	45,000
Line of credit non current portion		1,600,000	800,000
Long-term Debt		150,000
Long-term borrowings		90,000	845,000
Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit non current portion			800,000	¥ 1,600,000
Long term line of credit stated interest rate	4.90%
Line of Credit Facility Expiration Date	January 31, 2027 and January 31, 2028
Banks In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Line of credit non current portion			800,000
Long-term borrowings			800,000
Line of Credit Facility Expiration Date	December 18, 2020 to December 17, 2028
Zhaoqing Hightech Zone Loan One [Member]
Debt Disclosure [Line Items]
Line of credit non current portion			200,000
Zhaoqing Hightech Zone Loan Two [Member]
Debt Disclosure [Line Items]
Line of credit non current portion			600,000
Line of Credit [Member] | Bank Loan [Member]
Debt Disclosure [Line Items]
Long term line of credit stated interest rate	4.98%
Zhaoqing Xiaopeng Automobile Co Ltd Zhaoqing XPeng [Member] | Line of Credit [Member] | Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity					¥ 1,600,000
Line of credit non current portion		¥ 1,600,000
Long Term Debt Agreement With Bank In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Long term debt bearing variable interest rate percentage		4.99%
Long term debt maturity date start range		Jan. 22, 2020
Long term debt maturity date end range		Nov. 20, 2022
Current portion of long-term borrowings		¥ 60,000	¥ 45,000
Other Short Term Loans Payable To Banks [Member] | Maximum [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	4.99%	4.57%	4.99%
Other Short Term Loans Payable To Banks [Member] | Minimum [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	4.17%	3.92%	4.17%